Short-Term Borrowings (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2026 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	₨ 1,349,648.4		₨ 1,306,013.1	$ 14,384.0
Maximum amount outstanding	1,444,995.3	$ 15,400.1	1,790,800.5
Average amount outstanding	₨ 1,223,313.3	$ 13,037.5	₨ 1,360,759.8
Weighted average interest rate	5.40%		6.70%	5.40%
Borrowed in the call market
Short-term Debt [Line Items]
Short-term borrowings	₨ 3,311.7		₨ 9,763.7	$ 35.3
Term borrowings from institutions/banks
Short-term Debt [Line Items]
Short-term borrowings	972,415.3		1,080,206.2	10,363.6
Foreign currency borrowings
Short-term Debt [Line Items]
Short-term borrowings	328,152.0		216,043.2	3,497.3
Bills rediscounted
Short-term Debt [Line Items]
Short-term borrowings	₨ 45,769.4		₨ 0.0	$ 487.8